Quarterly Result (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Feb. 01, 2014		Nov. 02, 2013		Aug. 03, 2013		May 04, 2013		Feb. 02, 2013		Oct. 27, 2012		Jul. 28, 2012		Apr. 28, 2012		Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Condensed Income Statements, Captions [Line Items]
Net Sales	$ 1,334,277		$ 1,064,502		$ 963,711		$ 1,065,013		$ 1,316,882	[1]	$ 967,894		$ 864,181		$ 982,422		$ 4,427,503	$ 4,131,379	$ 3,854,134
Gross Margin	555,929	[2]	414,865	[2]	363,391	[2]	397,361	[2]	544,581	[1],[2]	373,505	[2]	320,632	[2]	362,537	[2]
Net Income (Loss)	$ 63,584		$ (16,857)		$ (25,014)		$ (5,563)		$ 67,945	[1]	$ (7,447)		$ (31,257)		$ (3,940)		$ 16,150	$ 25,301	$ (6,272)
Net Income (Loss) Per Share-Basic:
Net Income (Loss) Per Share-Basic																	$ (0.26)	$ (0.24)	$ (0.26)
Net Income (Loss) Per Share-Diluted:
Net Income (Loss) Per Share-Diluted																	$ (0.39)	$ (0.27)	$ (0.28)
Class L Common Stock
Net Income (Loss) Per Share-Basic:
Net Income (Loss) Per Share-Basic			$ 8.04	[3],[4]	$ 8.01	[3],[4]	$ 7.91	[3],[4]	$ 7.96	[1],[3],[4]	$ 7.12	[3],[4]	$ 6.95	[3],[4]	$ 6.73	[3],[4]	$ 31.93	$ 28.76	$ 24.58
Net Income (Loss) Per Share-Diluted:
Net Income (Loss) Per Share-Diluted			$ 8.04	[3],[4]	$ 8.01	[3],[4]	$ 7.91	[3],[4]	$ 7.96	[1],[3],[4]	$ 7.12	[3],[4]	$ 6.95	[3],[4]	$ 6.73	[3],[4]	$ 31.93	$ 28.76	$ 24.58
Common Stock
Net Income (Loss) Per Share-Basic:
Net Income (Loss) Per Share-Basic	$ 0.86	[3],[4]	$ (0.12)	[3],[4]	$ (0.13)	[3],[4]	$ (0.09)	[3],[4]	$ 0.05	[1],[3],[4]	$ (0.09)	[3],[4]	$ (0.13)	[3],[4]	$ (0.08)	[3],[4]
Net Income (Loss) Per Share-Diluted:
Net Income (Loss) Per Share-Diluted	$ 0.84	[3],[4]	$ (0.12)	[3],[4]	$ (0.22)	[3],[4]	$ (0.09)	[3],[4]	$ 0.05	[1],[3],[4]	$ (0.09)	[3],[4]	$ (0.14)	[3],[4]	$ (0.08)	[3],[4]

[1]	The quarter ended February 2, 2013 consisted of 14-weeks; all other quarters presented consisted of 13 weeks.
[2]	Gross margin is equal to net sales less cost of sales.
[3]	All per share amounts have been adjusted for the 11-for-1 stock split effective immediately prior to the Company's initial public offering, which was completed on October 7, 2013.
[4]	Quarterly EPS results may not equal full year amounts due to rounding